UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06094
THE LATIN AMERICA EQUITY FUND, INC.
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2005 to March 31, 2005

Item 1:                                  Schedule of Investments

The Latin America Equity Fund, Inc.
Schedule of Investments - March 31, 2005 (Unaudited)
Description	No. of Shares	Value
EQUITY OR EQUITY-LINKED SECURITIES-98.76%
Argentina-2.02%
Banking-0.15%
Banco Hipotecario S.A., ADR†	45,000	$239,539

Oil & Natural Gas-1.33%
Tenaris S.A., ADR	34,100	2,097,491

Real Estate Development-0.27%
IRSA Inversiones y Representaciones S.A., GDR†	33,900	425,445

Telephone - Integrated-0.27%
Nortel Inversora S.A., PNB, ADR†	45,700	434,150

Total Argentina
(Cost $2,060,930)		3,196,625

Brazil-55.42%
Airlines-0.48%
Gol - Linhas Aereas Inteligentes S.A., ADR†	30,200	758,926

Auto Parts-0.37%
Iochpe Mexion S.A., PN	4,830,000	581,017

Banking-6.44%
Banco Bradesco S.A.	11,100	279,744
Banco Bradesco S.A., PN	167,608	4,873,462
Banco Itaú Holding Financeira S.A., PN	24,260	3,969,569
União de Bancos Brasileiros S.A., GDR	30,300	1,041,714
		10,164,489

Bottling-2.93%
Companhia de Bebidas das Americas, PN, ADR	160,100	4,625,289

Cellular Telecommunications-1.98%
Tele Centro Oeste Celular Participações S.A., ADR	74,300	736,313
Telemig Celular Participações S.A., ADR	14,200	411,090
Telesp Celular Participações S.A., ADR†	263,257	1,574,277
Tim Participações S.A., ADR	27,000	405,270
		3,126,950

Cosmetics & Toiletries-0.78%
Natura Cosmeticos S.A.	45,000	1,228,888

Diversified Operations-1.88%
Bradespar S.A., PN†	34,800	1,333,226
Investimentos Itaú S.A., PN	880,000	1,628,588
		2,961,814

Electric-Integrated-2.51%
Centrais Elétricas Brasileiras S.A., PNB	114,900,000	1,478,119
Companhia Energética de Minas Gerais, ADR	57,800	1,318,996
Companhia Paranaense de Energía, PN, ADR	86,200	403,416
CPFL Energia S.A., ADR†	37,600	767,040
		3,967,571
Food - Retail-0.45%
Perdigao S.A., PN	37,000	715,783

Insurance-1.17%
Porto Seguro S.A.	204,200	1,844,214

Medical Labs & Testing Services-0.58%
Diagnosticos da America S.A.	90,700	921,159

Mining-9.85%
Companhia Vale do Rio Doce, PN, ADR	585,100	15,546,107

Oil & Natural Gas-12.50%
Petróleo Brasileiro S.A., ON, ADR	512,900	19,731,263

Paper & Related Products-0.47%
Votorantim Celulose e Papel S.A., ADR	56,350	732,550

Petrochemicals-1.02%
Braskem S.A., PNA	39,400,000	1,604,900

Public Thoroughfares-0.33%
Companhia de Concessoes Rodoviarias	26,200	$524,197

Steel-2.25%
Companhia Siderurgica de Tubarao, PN	11,300,000	692,834
Companhia Siderurgica Nacional S.A.	23,200	552,402
Gerdau S.A., PN	49,600	826,511
Usinas Siderurgicas de Minas Gerais S.A., PNA	68,700	1,485,894
		3,557,641

Telephone - Integrated-6.84%
Brasil Telecom Participações S.A, ADR	29,500	963,175
Brasil Telecom Participações S.A., ON	85,200,000	833,252
Tele Norte Leste Participações S.A, ADR	137,900	2,133,313
Tele Norte Leste Participações S.A., ON	191,060	3,636,500
Telecomunicações de São Paulo S.A., PN	106,600,000	2,053,007
Telemar Norte Leste S.A., PNA	50,800	1,184,728
		10,803,975

Textiles-1.05%
Companhia Tecidos Norte de Minas S.A., PN	6,200,000	536,393
São Paulo Alpargatas S.A., PN	8,634,500	1,117,272
		1,653,665

Transportation-1.05%
All America Latina Logistica	31,000	857,062
All America Latina Logistica, PN	145,000	799,041
		1,656,103

Utilities-0.49%
Companhia de Saneamento Básico do Estado
de Sáo Paulo, ON	15,850,000	776,552

Total Brazil
(Cost $57,816,021)		87,483,053

Chile-6.72%
Banking-0.39%
Banco Santander Chile S.A.	19,273,000	611,998

Chemicals - Diversified-0.75%
Sociedad Química y Minera de Chile S.A., Class B	146,000	1,183,952

Diversified Operations-1.28%
Empresas Copec S.A.	238,785	2,026,014

Electric-Integrated-1.07%
Empresa Nacional de Electricidad S.A.	1,474,568	975,997
Enersis S.A.†	2,500,000	418,310
Enersis S.A., ADR	34,200	287,280
		1,681,587

Food & Beverages-1.38%
Compañía Cervecerías Unidas S.A.	172,712	840,340
Embotelladora Andina S.A., PNA	206,721	434,088
Embotelladora Andina S.A., PNB	140,000	312,864
Viña Concha y Toro S.A.	388,715	587,303
		2,174,595

Paper & Related Products-0.75%
Empresas CMPC S.A.	50,000	1,190,781

Telephone - Integrated-1.10%
Compañía de Telecomunicaciones de Chile S.A., Series A	305,000	853,948
Compañía de Telecomunicaciones de Chile S.A., Series A, ADR	78,900	878,946
		1,732,894
Total Chile
(Cost $6,513,115)		10,601,821

Latin America-0.80%
Telecommunications-0.00%
International Wireless Communications Holdings Corp.‡	12,636	0

Venture Capital-0.80%
J.P. Morgan Latin America Capital Partners
(Cayman), L.P.†‡	880,437	733,069
J.P. Morgan Latin America Capital Partners
(Delaware), L.P.†‡#	1,398,860	533,833
		1,266,902

Total Latin America
(Cost $1,951,954)		1,266,902

Mexico-29.41%
Airport Development /Maintanance-0.64%
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	36,300	$1,018,215

Banking-1.05%
Grupo Financiero Inbursa, S.A. de C.V., ON	847,000	1,658,928

Broadcast, Radio & Television-3.04%
Grupo Radio Centro S.A. de C.V., ADR†	106,200	796,500
Grupo Televisa S.A., ADR	68,100	4,004,280
		4,800,780

Building - Heavy Construction-0.97%
Empresas ICA Sociedad Controladora S.A. de C.V.†	3,988,600	1,533,871

Cellular Telecommunications-8.28%
América Móvil, S.A. de C.V., Series L, ADR	150,900	7,786,440
America Telecom, S.A. de C.V., A1 Shares†	1,886,600	5,287,845
		13,074,285

Cement-0.81%
Cemex, S.A. de C.V., ADR	35,107	1,272,629

Diversified Operations-0.95%
Alfa, S.A., Series A	226,400	1,202,918
Desc S.A, de C.V., Series B†	1,073,500	290,901
		1,493,819

Engineering & Construction-1.17%
Corporación GEO, S.A. de C.V., Series B†	854,500	1,845,564

Entertainment-0.08%
Corporacion Interamericana de Entretenimiento,
S.A. de C.V., Class B†	61,600	125,607

Food & Beverages-4.85%
Embotelladoras Arca S.A., Nominative Shares	188,600	387,944
Fomento Economico Mexicano, S.A. de C.V., ADR	64,200	3,437,910
Gruma S.A., Class B	484,800	1,096,940
Grupo Bimbo, S.A. de C.V., Series A	496,100	1,327,488
Grupo Modelo, S.A. de C.V., Series C	476,900	1,403,212
		7,653,494

Metal-Diversified-1.27%
Grupo Mexico S.A. de C.V., Class B†	381,500	2,004,483

Mining-0.23%
Baja Mining Corp.†	735,600	364,806

Real Estate Development-1.51%
Consorcio ARA, S.A. de C.V.†	384,500	1,273,356
Urbi, Desarrollos Urbanos, S.A. de C.V.†	221,800	1,110,835
		2,384,191

Retail - Major Department Stores-3.24%
Wal-Mart de México, S.A. de C.V., Series V	1,220,130	4,277,521
Wal-Mart de México, S.A. de C.V., Series V, ADR	23,677	830,066
		5,107,587

Telephone - Integrated-1.32%
Teléfonos de México, S.A. de C.V., Class L, ADR	60,300	2,082,159

Total Mexico
(Cost $37,339,709)		46,420,418

Panama-0.60%
Banking-0.60%
Banco Latinoamericano de Exportaciones S.A., E Shares
(Cost $810,206)	46,400	948,416

Peru-1.52%
Banking-0.49%
Credicorp Limited	45,000	774,900

Mining-1.03%
Compania de Minas Buenaventura S.A.u., ADR	71,400	1,626,492

Total Peru
(Cost $2,176,360)		2,401,392

Venezuela-1.24%
Banking-0.24%
Mercantil Servicios Financieros, C.A., ADR	74,000	$370,836

Telephone - Integrated-1.00%
Compañía Anónima Nacional Teléfonos
de Venezuela, ADR	83,500	1,579,820

Total Venezuela
(Cost $1,820,403)		1,950,656

Global-1.03%
Venture Capital-1.03%
Emerging Markets Ventures I L.P.†‡#
(Cost $1,554,429)	2,216,375	1,622,963

TOTAL EQUITY OR EQUITY-LINKED SECURITIES
(Cost $112,043,127)		155,892,246

SHORT-TERM INVESTMENTS-1.41%
Chilean Mutual Fund-0.04%
Fondo Mutuo Security Check
(Cost $69,656)	14,118	68,610

	Principal Amount (000’s)
United States-1.37%
Wachovia Bank, N.A., overnight deposit, 2.04%, 04/01/05*
(Cost $2,162,000)	$2,162	2,162,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,231,656)		2,230,610

Total Investments-100.17%
(Cost $114,274,783)		158,122,856

Liabilities in Excess of Cash and Other
Assets-(0.17)%		(266,426)

NET ASSETS-100.00%		$157,856,430

†	Security is non-income producing.
††	SEC Rule 144A security. Such securities are traded only among “qualified institutional buyers.”
‡

Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the directon of, the Board of Directors under procedures established by the Board of Directors.

#	As of March 31, 2005 the aggregate amount of open commitments for the Fund is $1,907,516.
*	Variable rate account. Rate resets on a daily basis: amounts are available on the same business day.
ADR	American Depository Receipts.
GDR	Global Depositary Receipts.
ON	Ordinary Shares.
PN	Preferred Shares.
PNA	Preferred Shares, Class A.
PNB	Preferred Shares, Class B.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  At March 31, 2005, the Fund held 1.83% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $3,506,383 and a fair vlaue of $2,889,865.  The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under a compulsion to buy or sell.  Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Fund’s Board of Directors under procedures established by the Board of Directors.

Security	Number of Units/Shares	Acquisition Date(s)	Cost	Fair Value	Value Per Unit/Share	Percent of Net Assets	Distributions Received	Open Commitments
Emerging Markets Ventures I L.P.	2,205,494	01/22/98-12/31/04	$1,543,548	$1,614,995	$0.73	1.02
	10,881	1/10/2005	10,881	7,968	0.73	0.01
	2,216,375		1,554,429	1,622,963		1.03	$611,174	$283,624
International Wireless
Communications Holdings Corp.	12,636	12/08/97	274,680	0	0.00	0.00	8,845	0

J.P. Morgan Latin America
Capital Partners (Cayman), L.P.	880,437	04/10/00-5/28/03	854,576	733,069	0.83	0.46	30	0

J.P. Morgan Latin America
Capital Partners (Delaware), L.P.	1,398,860	04/10/00-03/26/04	822,698	533,833	0.38	0.34	651,384	1,623,892

Total			$3,506,383	$2,889,865		1.83	$1,271,433	$1,907,516

Federal Income Tax Cost - As of March 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $116,728,525, $43,426,167, $(2,031,836) and $41,394,331, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:                                  Controls and Procedures

(a)                                   As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                  Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE LATIN AMERICA EQUITY FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	May 26, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 26, 2005